Events after the reporting date (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 06, 2024 $ / shares	Feb. 29, 2024 VLCC	Jan. 31, 2024 $ / shares shares	Feb. 28, 2024 USD ($)
Share Transactions [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares)			300,000
Number of shares, vesting in year one (in shares)			67,500
Number of shares, vesting in year two (in shares)			67,500
Number of shares, vesting in year three (in shares)			48,750
Number of shares, vesting in year four (in shares)			67,500
Number of shares, vesting subject to certain market conditions (in shares)			48,750
Number of shares, vesting in year one to four (in shares)			251,250
Estimated fair value of share at grant date subject to certain market conditions (in dollars per share) | $ / shares			$ 10.94
Estimated fair value of share at grant date (in dollars per share) | $ / shares			$ 8.04
Share Transactions [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares			125,000
Estimated fair value of share at grant date (in dollars per share) | $ / shares			$ 10.94
Dividend Declared for Q1 [Member]
Dividend [Abstract]
Dividend declare date	Feb. 06, 2024
Dividend declared (in dollars per share) | $ / shares	$ 0.22
Dividends payable date	Feb. 28, 2024
Dividend record date	Feb. 21, 2024
Total dividend payment | $				$ 35.5
Subsequent Events [Member]
Dividend [Abstract]
Number of VLCCs contracted to be built | VLCC		4
Subsequent Events [Member] | Hyundai Heavy Industries [Member]
Dividend [Abstract]
Number of VLCCs contracted to be built | VLCC		2
Subsequent Events [Member] | Hanwha Ocean [Member]
Dividend [Abstract]
Number of VLCCs contracted to be built | VLCC		2